Tax Matters - Tax Credits for Loss Carry-Forwards, Deductions, Temporary Differences Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 5,426
Deferred tax assets	6,673	€ 6,240	€ 4,884
Total unused tax credits | Pegaso Pcs S.A. de C.V. and Colombia Telecomunicaciones S.A. ESP BIC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	886	982
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,673
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	113	77
Deferred tax assets	1,277	1,110
Spain | Total unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,000	733
Spain | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	123	244
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	5,168	5,295
Deferred tax assets	970	879
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	797	841
Deferred tax assets	€ 630	€ 814